ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Mar. 31, 2020
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

Note 4–  ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD
Accounts receivable	271,804	140,639
Contract assets	278,000	278,000
Accounts receivable and contract assets	549,804	418,639
Allowance for uncollectible accounts receivable and contract assets	(547,920)	—
Accounts receivable and contract assets, net	1,884	418,639